Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jan. 14, 2025	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	May 31, 2025
Capital Group U.S. Small and Mid Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Capital Group U.S. Small and Mid Cap ETF (at NAV)
Accumulated Value	$ 10,000	$ 10,298	$ 9,957	$ 9,376	$ 9,231	$ 10,071
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	10,000	10,357	10,158	9,566	9,501	10,104
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500 Index
Accumulated Value	10,000	10,303	9,819	9,204	9,014	9,553
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell Midcap Index
Accumulated Value	$ 10,000	$ 10,330	$ 10,036	$ 9,571	$ 9,472	$ 10,014